Data Comparison
Run Date - 4/8/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXXX	XXXXXX	DROPPED		Original Standard LTV (OLTV)	XX	XX				Initial
XXXXXX	XXXXXX	DROPPED		Subject Property Type	XX	XX				Initial
XXXXXX	XXXXXX	RPL2005		Original Standard LTV (OLTV)	XX	XX			The value used by the lender was the subject property sale price per the loan approval XValue $XXX,XXX (Page X) and the subject loan amount per the Note was $XXX,XXX(Page X) resulting in a XX.XX% LTV. (Page X) No issue.	Initial
XXXXXX	XXXXXX	RPL2005		Subject Property Type	XX	XX			Per the Desktop Appraisal (Page X) the subject property type was Single Family. No issue.	Initial